Summary of significant accounting policies (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassifications
Inventories	930,137,000	730,635,000
Net total cash flows from operating activities	8,622,000	364,370,000	1,279,514,000
Reclassifications
Reclassifications
Inventories		296,467,000	171,786,000
Net total cash flows from operating activities	0